FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Trading And Other Financial Liabilities At Fair Value Through Profit Or Loss [Abstract]
Schedule of Trading and Other Financial Liabilities and Fair Value Through Profit or Loss

	2022 £m	2021 £m
Liabilities designated at fair value through profit or loss:
Debt securities in issue	5,159	6,537
Other	19	4
	5,178	6,541
Trading liabilities:
Liabilities in respect of securities sold under repurchase agreements	11,037	14,962
Short positions in securities	1,540	1,620
	12,577	16,582
Total financial liabilities at fair value through profit or loss	17,755	23,123